Insurance Receivables	12 Months Ended
Dec. 31, 2022
Insurance Receivables [Abstract]
INSURANCE RECEIVABLES
4.	INSURANCE RECEIVABLES

	2022	2021
	USD ’000	USD ’000
Receivables from insurance companies and intermediaries	202,357	193,701
Less: Expected credit losses on insurance receivables	(17,510)	(14,356)
	184,847	179,345

The movement in the expected credit losses is as follows:

	2022	2021
	USD ’000	USD ’000
Opening balance	14,356	9,235
Provision for the year	3,154	5,181
Write-offs	-	(60)
Ending balance	17,510	14,356

Insurance receivables are non-interest bearing. The Group does not obtain collateral over insurance receivables.